CornerCap Large/Mid-Cap Value Fund
CornerCap Large/Mid-Cap Value Fund
Investment Objective
The CornerCap Large/Mid-Cap Value Fund's (the "Large/Mid-Cap Value Fund") investment objective is long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large/Mid-Cap Value Fund.

The Large/Mid-Cap Value Fund does not charge any sales charges or sales loads. If you buy or sell shares indirectly through a financial intermediary instead of directly from the Large/Mid-Cap Value Fund, you may be charged a fee by the financial intermediary.

Subject to certain exceptions, which are described more fully under "REDEMPTION OF FUND SHARES - Redemption Fee," the Large/Mid-Cap Value Fund charges a 1.00% redemption fee (calculated as a percentage of the amount redeemed) that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of your initial purchase of shares of the Large/Mid-Cap Value Fund.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	CornerCap Large/Mid-Cap Value Fund
Large/Mid-Cap Value Fund's Redemption Fee	1.00%

Annual Fund Operating Expenses(Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		CornerCap Large/Mid-Cap Value Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fee		none
Other Expenses		0.50%
Total Annual Fund Operating Expenses		1.50%
Fee Waiver and Expense Reimbursement	[1]	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	1.20%
[1]	The Adviser has contractually agreed to waive fees and reimburse the Large/Mid-Cap Value Fund for "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.20%. The contractual agreement cannot be terminated prior to August 1, 2015 without the Board of Trustees' approval.

Example

This Example is intended to help you compare the costs of investing in the Large/Mid-Cap Value Fund with the costs of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Large/Mid-Cap Value Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a

5% return each year, and that the Large/Mid-Cap Value Fund's operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
CornerCap Large/Mid-Cap Value Fund	122	445	790	1,763

Portfolio Turnover

The Large/Mid-Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Large/Mid-Cap Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Large/Mid-Cap Value Fund's performance. During the most recent fiscal year, the Large/Mid-Cap Value Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies

The Large/Mid-Cap Value Fund's investment objective is to obtain long-term capital appreciation. To meet its investment objective, the Large/Mid-Cap Value Fund typically invests 80% or more of its net assets in equity securities of U.S. companies.

The Large/Mid-Cap Value Fund invests primarily in U.S. common stocks of large-cap companies (defined by the Adviser as stocks with a market capitalization of at least $10 billion) and of mid-cap companies (defined by the Adviser as stocks with a market capitalization of at least $3 billion, but less than $10 billion) that the Adviser believes are attractively valued relative to their growth potential, or are undervalued in the market. To select stocks and other equity securities for the Large/Mid-Cap Value Fund, the Adviser considers a number of criteria, including, without limitation, relative price/earnings ratio, earnings growth rates and cash flow measurements, as well as diversification and risk.

The Large/Mid-Cap Value Fund may also invest in exchange-traded funds (ETFs) or other investment companies that hold securities in which the Large/Mid-Cap Value Fund may directly invest.

The Large/Mid-Cap Value Fund will sell securities when the Adviser determines that it is advantageous to do so, such as when securities with relatively greater value are available for purchase by the Large/Mid-Cap Value Fund, or to raise cash.

Principal Risks

An investment in the Large/Mid-Cap Value Fund is subject to investment risks, including the risk of losing money on an investment in the Fund. The principal risks of the Large/Mid-Cap Value Fund are:

                 •Market Risk: Stock prices fluctuate in response to many factors, including the activities of individual companies and general market and economic conditions.

                 •Equity Security Risk: The prices of equity securities will fluctuate - sometimes dramatically - over time and the Large/Mid-Cap Value Fund could lose a substantial part, or even all, of its investment in a particular issue. The term equity securities includes common and preferred stock.

                 •Business And Company Risk: Often, a particular industry, or certain companies within that industry, may be affected by circumstances that have little to no impact on other industries or other companies within that industry.

                 •Management Risk: The specific securities selected by the Large/ Mid-Cap Value Fund's Adviser may perform poorly and may cause the Large/Mid-Cap Value to underperform other mutual funds with similar investment objectives.

                 •Mid-Cap Company Risk: Stocks of mid-cap companies may have more risks than larger companies. In general, mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of mid-cap companies than for securities of a larger company which may make these securities more susceptible to market downturns and more volatile stock prices.

                 •Regulatory Risk: The regulation or deregulation of particular industries may materially impact the value of companies within the affected industry.

                 •Undervalued Stocks Risk: Undervalued stocks include stocks that the Adviser believes are undervalued and/or are temporarily out of favor in the market. If these stocks are not undervalued, or they continue to be out of favor in the marketplace, then the Fund will suffer losses.

                 •ETF And Other Investment Company Risk: To the extent that the Large/Mid-Cap Value Fund's investments are in ETFs or other investment companies, your cost of investing in the Large/Mid-Cap Value Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. By investing in the Large/Mid-Cap Value Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Large/Mid-Cap Value Fund invests, in addition to the Large/Mid-Cap Value Fund's direct fees and expenses.

Performance

The following bar charts and tables provide an indication of the risks of investing in the Large/Mid-Cap Value Fund by showing changes in the Large/Mid-Cap Value Fund's performance from year to year and by showing how the Large/Mid-Cap Value Fund's average annual returns for 1, 5 and 10 years compared to those of a broad-based securities market index. Of course, past performance (before and after taxes) does not necessarily indicate how the Large/Mid-Cap Value Fund will perform in the future. Updated performance information may be found at www.cornercapfunds.com.

Year to Date Total Return as of June 30, 2014:		7.79%
Highest Quarter:	June 30, 2009	27.65%
Lowest Quarter:	December 31, 2008	(27.80)%

Year-by-year total return as of 12/31 each year (%)

Average Annual Total Return Table

Return After Taxes is shown to illustrate the effect of federal taxes on Large/Mid-Cap Value Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs such as IRA or 401(k) plans.

For periods ended December 31, 2013

Average Annual Returns	1 Year	5 Years	10 Years	Since Inception	Inception Date
CornerCap Large/Mid-Cap Value Fund	38.50%	18.12%	7.12%	2.56%	Jul. 27, 2000
CornerCap Large/Mid-Cap Value Fund After Taxes on Distributions	38.26%	18.00%	6.84%	2.12%
CornerCap Large/Mid-Cap Value Fund After Taxes on Distributions and Sales	21.98%	14.76%	5.82%	1.99%
CornerCap Large/Mid-Cap Value Fund S&P 500 Index	32.39%	17.94%	7.41%	3.91%
CornerCap Large/Mid-Cap Value Fund Russell 1000 Value Index	32.53%	16.67%	7.58%	6.67%